Financial Assets And Financial Liabilities -Summary of contractual undiscounted cash flows of financial liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	$ 142,662	$ 132,315	$ 109,041
Borrowings	539,786	451,413	304,767
Total	682,448	583,728	413,808
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	124,802	105,664	84,334
Borrowings	190,227	62,317	10,352
Total	315,029	167,981	94,686
One to two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	5,733	5,334	1,007
Borrowings	170,004	299,232	26,471
Total	175,737	304,566	27,478
Two to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	12,127	21,317	23,700
Borrowings	179,555	89,864	267,944
Total	$ 191,682	$ 111,181	$ 291,644